Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 8
Prospectus Date	rr_ProspectusDate	Nov. 29, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2024